Segment Information	12 Months Ended
Aug. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group.

For the years ended August 31, 2022 and 2023, the Group identified three reportable segments, including Overseas Schools, Complementary Education Services, and Domestic Kindergartens and K-12 Operation Services. During the year ended August 31, 2024, the Group disposed of the domestic kindergartens that were part of the Disposal Group, leading to a change in the segment name from Domestic Kindergartens and K-12 Operation Services to K-12 Operation Services. Because the discontinued operations were components of Complementary Education Services and K-12 Operation Services reportable segments, the following disclosure has been retrospectively revised to represent the continuing operations only.

The Group’s CODM evaluates performance based on the operating segment’s operating income/(loss). Revenue, costs of revenue, gross profit and operating income/(loss) by segments are as follows:

For the year ended August 31, 2022

	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	652,773	389,090	397,428	1,439,291
Costs of revenue	(574,744)	(229,230)	(264,652)	(1,068,626)
Segment gross profit	78,029	159,860	132,776	370,665
Operating (loss)/income	(720,846)	90,000	(1,744)	(632,590)

For the year ended August 31, 2023

	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	809,488	519,247	443,392	1,772,127
Costs of revenue	(657,099)	(316,014)	(331,586)	(1,304,699)
Segment gross profit	152,389	203,233	111,806	467,428
Operating loss	(109,689)	(38,777)	(13,212)	(161,678)

For the year ended August 31, 2024

	Continuing operations
	Overseas Schools	Complementary Education Services	K-12 Operation Services	Total
	RMB	RMB	RMB	RMB
Revenue	951,190	495,087	308,929	1,755,206
Costs of revenue	(725,938)	(312,010)	(213,672)	(1,251,620)
Segment gross profit	225,252	183,077	95,257	503,586
Operating (loss)/income	(914,272)	74,773	19,056	(820,443)

The Group’s CODM review the financial position at consolidated level, thus total assets of each operating segment is not presented.

GEOGRAPHIC INFORMATION

The Group’s revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues from continuing operations for the years ended August 31, 2022, 2023 and 2024 from a geographical perspective:

	For the year ended August 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues from sales originated:
China **	825,061	1,003,250	854,915
Canada	7,013	3,263	4,331
US	89,309	112,840	131,055
UK	517,908	652,774	764,696
Singapore	-	-	209
Total	1,439,291	1,772,127	1,755,206

The following table presents long-lived assets from continuing operations including property and equipment, net, and operating lease right-of-use assets as of August 31, 2023 and 2024 from a geographical perspective:

	As of August 31,
	2023	2024
	RMB	RMB
China **	142,761	108,595
US	378,691	338,188
UK	1,358,563	1,321,972
Total	1,880,015	1,768,755

**	Includes mainland China and Hong Kong.